Note 9 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Income Taxes (Details) [Line Items]
One Time Tax Provision		$ 15.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Earliest Tax Year [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
Latest Tax Year [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2013